Assets and liabilities held for sale (Tables)	9 Months Ended
Sep. 30, 2012
Assets and liabilities held for sale
Assets held for sale and liabilities associated with assets held for sale

September 30, 2012 (unaudited)
Assets held for sale
Accounts receivable	47
Recoverable taxes	5
Inventories	107
Property, plant and equipment	627
Other	3
Total	789

Liabilities related to assets held for sale
Suppliers	22
Deferred income tax	8
Others	9
Total	39